NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
SCHEDULE OF NET INCOME (LOSS) PER SHARE
The following table sets forth the computation of the basic and diluted loss per share attributable to Amarantus common stockholders for the periods indicated:

	Year Ended December 31,
	2012	2011
Numerator
Net Loss	$(5,135,618)	$(4,440,103)

Denominator
Weighted average shares outstanding during the period:
Common stock - basic	140,710,454	52,691,358
Common shares equivalents	—	—
Common stock - diluted	140,710,454	52,691,358

Net loss per share	$(0.04)	$(0.08)